SUPPLEMENT DATED JULY 31, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

ESG Diversified Portfolio – The Annual Fund Operating Expenses subsection is deleted and replaced with the following:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	0.00%
Other Expenses	0.26%	0.25%
Acquired Fund Fees and Expenses[2]	0.27%	0.27%
Total Annual Fund Operating Expenses	0.93%	0.72%
Less Expense Reimbursement[3]	(0.16%)	(0.15%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.77%	0.57%

1 Expense information has been restated to reflect current fees.

2 Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

3 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2025. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

In the Examples subsection, the table is deleted and replaced with the following:

	1 year	3 years	5 years	10 years
Class I	$79	$280	$499	$1,128
Class P	$58	$215	$386	$880

In the Principal Investment Strategies section, the bullet list under the tenth paragraph of subsection (2) ESG Underlying Fund Oversight is deleted and replaced with the following:

●	Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC);
●	BlackRock Advisors, LLC;
●	Calvert Research and Management;
●	Dimensional Fund Advisors LP; and
●	Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC)

Also in the Principal Investment Strategies section, the following is added before the third to last paragraph:

The ESG Underlying Fund managed by Dimensional Fund Advisors LP (“DFA”) (the “DFA Fund”) seeks to maximize total returns through exposure to a broad portfolio of investment grade debt securities while excluding securities of corporate and certain non-sovereign government issuers based upon the DFA Fund’s social issue screens. The DFA Fund seeks to exclude from its investment portfolio securities of those companies that are identified by the DFA Fund’s social issue screens, as further discussed below.

The DFA Fund’s social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or critical components of these products, or the provision of weapon systems support and service; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco, alcohol, or cannabis products; (4) earn at least 10% of their total annual revenue from certain gambling activities, the production of goods used exclusively for gambling, or the provision of certain services in casinos that are fundamental to gambling operations; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the rental, sale, distribution or production of pornographic materials, or the ownership or operation of adult entertainment establishments; (7) are involved in the production or manufacture of landmines, cluster munitions, or the essential components of these products; (8) earn revenue from the production and/or manufacturing of civilian firearms; (9) have had major recent child labor controversies in their own operations or supply chain; (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) own or operate private prisons and/or immigrant detention facilities; (12) operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies; (13) have high carbon or greenhouse gas emissions or reserves that may produce those emissions; and/or (14) have coal reserves.

In addition to excluding securities of corporate issuers based upon the DFA Fund’s social issue screens, the DFA Fund also will generally exclude securities of supranational organizations and certain non-sovereign governmental agencies (both U.S. and non-U.S.) that may be less sustainable as compared to other similar issuers, based upon considerations 13 and 14. The DFA Fund’s investments in securities of U.S. and non-U.S. sovereign issuers are not subject to the other screens identified above. DFA, however, considers securities issued by the U.S. Treasury and certain U.S.

agencies and instrumentalities that are not subject to the DFA Fund’s social issue screens identified above to be consistent with the DFA Fund’s strategy of investing in social investments.

Also in the Principal Investment Strategies section, the first sentence of the second to last paragraph is deleted and replaced with the following:

Aristotle Investment Services, LLC, Aristotle Pacific Capital, LLC, BlackRock, Calvert, DFA, Fidelity Management & Research Company LLC, and Geode Capital Management, LLC are not affiliated with the Trust, the Fund or the Fund’s investment adviser.

ESG Diversified Growth Portfolio – The Annual Fund Operating Expenses subsection is deleted and replaced with the following:

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.20%	0.20%
Service Fee	0.20%	0.00%
Other Expenses	0.47%	0.46%
Acquired Fund Fees and Expenses[2]	0.25%	0.25%
Total Annual Fund Operating Expenses	1.12%	0.91%
Less Expense Reimbursement[3]	(0.37%)	(0.36%)
Total Annual Fund Operating Expenses after Expense Reimbursement	0.75%	0.55%

1 Expense information has been restated to reflect current fees.

2 Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.

3 The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2025. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.

In the Examples subsection, the table is deleted and replaced with the following:

	1 year	3 years	5 years	10 years
Class I	$77	$319	$581	$1,330
Class P	$56	$254	$469	$1,086

In the Principal Investment Strategies section, the bullet list under the tenth paragraph of subsection (2) ESG Underlying Fund Oversight is deleted and replaced with the following:

●	Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC);
●	BlackRock Advisors, LLC;
●	Calvert Research and Management;
●	Dimensional Fund Advisors LP (“DFA”); and
●	Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC)

Also in the Principal Investment Strategies section, the following is added before the third to last paragraph:

The ESG Underlying Fund managed by Dimensional Fund Advisors LP (“DFA”) (the “DFA Fund”) seeks to maximize total returns through exposure to a broad portfolio of investment grade debt securities while excluding securities of corporate and certain non-sovereign government issuers based upon the DFA Fund’s social issue screens. The DFA Fund seeks to exclude from its investment portfolio securities of those companies that are identified by the DFA Fund’s social issue screens, as further discussed below.

The DFA Fund’s social issue screens are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or critical components of these products, or the provision of weapon systems support and service; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco, alcohol, or cannabis products; (4) earn at least 10% of their total annual revenue from certain gambling activities, the production of goods used exclusively for gambling, or the provision of certain services in casinos that are fundamental to gambling operations; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the rental, sale, distribution or production of pornographic materials, or the ownership or operation of adult entertainment establishments; (7) are involved in the production or manufacture of landmines, cluster munitions, or the essential components of these products; (8) earn revenue from the production and/or manufacturing of civilian firearms; (9) have had major recent child labor controversies in their own operations or supply chain; (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) own or operate private prisons and/or immigrant detention facilities; (12) operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies; (13) have high carbon or greenhouse gas emissions or reserves that may produce those emissions; and/or (14) have coal reserves.

In addition to excluding securities of corporate issuers based upon the DFA Fund’s social issue screens, the DFA Fund also will generally exclude securities of supranational organizations and certain non-sovereign governmental agencies (both U.S. and non-U.S.) that may be less sustainable as compared to other similar issuers, based upon considerations 13 and 14. The DFA Fund’s investments in securities of U.S. and non-U.S. sovereign issuers are not subject to the other screens identified above. DFA, however, considers securities issued by the U.S. Treasury and certain U.S. agencies and instrumentalities that are not subject to the DFA Fund’s social issue screens identified above to be consistent with the DFA Fund’s strategy of investing in social investments.

Also in the Principal Investment Strategies section, the first sentence of the second to last paragraph is deleted and replaced with the following:

Aristotle Investment Services, LLC, Aristotle Pacific Capital, LLC, BlackRock, Calvert, DFA, Fidelity Management & Research Company LLC, and Geode Capital Management, LLC are not affiliated with the Trust, the Fund or the Fund’s investment adviser.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

ESG Portfolios – In the Principal Investment Strategies section, the bullet list under the ninth paragraph of subsection (2) ESG Underlying Fund Oversight is deleted and replaced with the following:

●	Aristotle Investment Services, LLC (sub-advised by Aristotle Pacific Capital, LLC);
●	BlackRock;
●	Calvert;
●	DFA; and
●	Fidelity Management & Research Company LLC (sub-advised by Geode Capital Management, LLC)

Also in the Principal Investment Strategies section, the following is added after the seventh to last paragraph:

The DFA Fund seeks to maximize total returns through exposure to a broad portfolio of investment grade debt securities while excluding securities of corporate and certain non-sovereign government issuers based upon the DFA Fund’s social issue screens which are monitored by, or based upon information from, an independent third party. The DFA Fund seeks to exclude from its investment portfolio securities of those companies that are identified by the DFA Fund’s social issue screens, which are designed to identify companies that: (1) earn at least 10% of their total annual revenue through the production and/or sale of conventional or nuclear weapons, their weapon systems, or critical components of these products, or the provision of weapon systems support and service; (2) have demonstrated complicity in genocide in Sudan, for example, by having ties to the Sudanese military or government, selling or distributing military equipment to a party based in Sudan or operating within Sudan borders, or generating 10% or more of its total assets or revenues in Sudan from the oil, mineral or power sectors; (3) earn at least 10% of their total annual revenue through the production and/or sale of tobacco, alcohol, or cannabis products; (4) earn at least 10% of their total annual revenue from certain gambling activities, the production of goods used exclusively for gambling, or the provision of certain services in casinos that are fundamental to gambling operations; (5) directly participate in abortions, or develop or manufacture abortive agents or contraceptives; (6) earn at least 10% of their total annual revenue from the rental, sale, distribution or production of pornographic materials, or the ownership or operation of adult entertainment establishments; (7) are involved in the production or manufacture of landmines, cluster munitions, or the essential components of these products; (8) earn revenue from the production and/or manufacturing of civilian firearms; (9) have had major recent child labor controversies in their own operations or supply chain; (10) conduct stem cell research using cells derived from human embryos or fetal tissue, or use fetal cell lines in the development of vaccines or other biopharmaceuticals; (11) own or operate private prisons and/or immigrant detention facilities; (12) operate in a manner inconsistent with responsible business conduct standards, such as those defined by the UN Global Compact Principles and the OECD Guidelines for Multinational Enterprises, because of material involvement in severe environmental, social or governance controversies; (13) have high carbon or greenhouse gas emissions or reserves that may produce those emissions; and/or (14) have coal reserves.

In addition to excluding securities of corporate issuers based upon the DFA Fund’s social issue screens, the DFA Fund also will generally exclude securities of supranational organizations and certain non-sovereign governmental agencies (both U.S. and non-U.S.) that may be less sustainable as compared to other similar issuers, based upon considerations 13 and 14. The DFA Fund’s investments in securities of U.S. and non-U.S. sovereign issuers are not subject to the other screens identified above. DFA, however, considers securities issued by the U.S. Treasury and certain U.S. agencies and instrumentalities that are not subject to the DFA Fund’s social issue screens identified above to be consistent with the DFA Fund’s strategy of investing in social investments.

Also in the Principal Investment Strategies section, the first sentence of the fifth to last paragraph is deleted and replaced with the following:

Aristotle Investment Services, LLC, Aristotle Pacific Capital, LLC, BlackRock, Calvert, DFA, Fidelity Management & Research Company LLC, and Geode Capital Management, LLC are not affiliated with the Trust, the ESG Portfolios or the ESG Portfolios’ investment adviser.

SUPPLEMENT DATED JULY 31, 2024

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2024

This supplement revises the Pacific Select Fund Statement of Additional Information dated May 1, 2024 (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes in this supplement are currently in effect. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

ADDITIONAL INFORMATION ON UNDERLYING FUNDS

The table for the ESG Portfolios is deleted and replaced with the following:

The ESG Underlying Funds in which the ESG Portfolios may invest are:

●	Aristotle ESG Core Bond Fund	●	Calvert U.S. Mid-Cap Core Responsible Index Fund
●	BlackRock Sustainable Advantage Emerging Markets Equity Fund	●	DFA Social Fixed Income Portfolio
●	Calvert Green Bond Fund	●	Fidelity® International Sustainability Index Fund
●	Calvert High Yield Bond Fund	●	Fidelity® U.S. Sustainability Index Fund
●	Calvert Small-Cap Fund